Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,244,549.90
Previously Paid Amount	0.00
Total Fee Amount	13,567.57
Total Offset Amount	0.00
Net Fee	$ 13,567.57